Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes Payable - Related Party	$ 567,472	$ 571,872
Outstanding notes Payable	12,000
Interest expenses on the related party notes	34,076	34,363
Percentage of revenue from customers	93.00%	96.00%
Accounts receivable for consulting services	124,720	408,220
Interest rate	6.00%
Interest income related to note payable	18,411	0
Recognized contributions for financial management consulting services	31,800	26,800
Additional recognized contributions for financial management consulting services	48,500	55,000
Total recognized contributions for financial management consulting services	80,300	81,800
Data in Motion LLC [Member]
Revenues from related party	673,900	558,423
Percentage of revenue from customers	69.00%	45.00%
Accounts receivable for consulting services	314,403	0
David Fuhrman [Member]
Outstanding notes Payable		$ 1,400